Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Goodwill [Roll Forward]
Goodwill, beginning of year	$ 244.0	$ 251.9
Other	0.0	(1.7)
Goodwill, end of year	230.9	244.0
Southeast Saskatchewan
Schedule of Goodwill [Roll Forward]
Southeast Saskatchewan asset dispositions	$ (13.1)	$ (6.2)